Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]	1 The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Woodman (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “2022 Summary Compensation Table” above for additional information.The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. We approached the determination of fair value in the same manner as we have historically determined fair fair value under ASC 718, using valuation assumptions and methods/models that are generally consistent with those used to determine fair value at grant under US GAAP. The amounts deducted or added in calculating the equity award adjustments are as follows:The Company does not have any pension benefits so there are no service costs to report.d.The Company does not have any pension benefits so there are no adjustments to The amounts deducted or added in calculating the total average equity award adjustments are as follows:
7 The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

8 Revenue is as disclosed in the Company's Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on February 10, 2023. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.
	* Cumulative TSR of the Company vs. Cumulative TSR of the Peer Group: The Company's cumulative TSR was $115 for the three year period ending December 31, 2022, which was less than the Peer Group TSR of $171 for the same period.
Named Executive Officers, Footnote [Text Block]	3 The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Woodman, who has served as our CEO since 2004) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Woodman) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Brian McGee, Eve Saltman, Kevin Hinge and Dean Jahnke; (ii) for 2021, Brian McGee, Aimée Lapic, Eve Saltman and Dean Jahnke; and (iii) for 2020, Brian McGee, Eve Saltman, Dean Jahnke and Aimée Lapic.
Peer Group Issuers, Footnote [Text Block]
5 Represents the cumulative total shareholder return (TSR) of GoPro, Inc. for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively. The comparison assumes $100 was invested on December 31, 2019 in our common stock.

6 Peer TSR represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested into the peer group on
	December 31, 2019. The peer group used for this purpose is the Company’s Compensation Peer Group as disclosed in the Compensation Discussion & Analysis of each of our 2023, 2022 and 2021 Annual Proxy Statements, respectively.
PEO Total Compensation Amount	$ 4,791,144	$ 5,110,365	$ 3,175,695
PEO Actually Paid Compensation Amount	$ 1,538,424	4,050,910	6,330,073
Adjustment To PEO Compensation, Footnote [Text Block]	2 The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Woodman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Woodman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Woodman’s total compensation for each year to determine the compensation actually paid:
Non-PEO NEO Average Total Compensation Amount	$ 1,649,756	1,754,293	1,485,734
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,156,260	1,373,659	1,010,284
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	4 The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Woodman), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Woodman) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Woodman) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
Total Shareholder Return Amount	$ 114.75	237.56	190.78
Peer Group Total Shareholder Return Amount	171.15	188.25	149.83
Net Income (Loss)	$ 28,847	$ 371,171	$ (66,783)
Company Selected Measure Amount	1,093,541	1,161,084	891,925
PEO Name	Mr. Woodman
Peer group total shareholder return amount, prior peer group	$ 159.83	$ 177.66
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Pre-tax Profit/Loss
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Subscriptions
EquityAwardsValueInCompensationTableForApplicableYearMember [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,615,355)	(3,121,199)	$ (2,934,573)
EquityAwardsAdjustmentsMember [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	362,635	2,061,744	6,088,951
PensionValueInCompensationTableForApplicableYearMember [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PensionAdjustmentsMember [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
EquityAwardsAdjustmentsYearEndFairValueOfAwardsGrantedInCurrentYearMember [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,069,479	4,068,213	5,955,456
EquityAwardsAdjustmentsChangeInFairValueAsOfYearEndOfOutstandingAndUnvestedAwardsGrantedInPriorYearsMember [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(876,836)	(860,784)	903,942
Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year Member [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
EquityAwardsAdjustmentsChangeInFairValueAsOfVestingDateOfPriorYearAwardsVestedDuringCurrentYearMember [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(830,008)	(1,145,685)	(770,447)
FairValueOfTheEndOfThePriorYearOfEquityAwardsThatFailedToMeetVestingConditionsInTheYearMember [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value Member [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Averagereportedvalueofequityawards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(494,141)	(407,773)	(534,250)
Averageequityawardadjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	645	27,139	58,800
Averageyearendfairvalueofequityawards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,340	17,732	48,977
Yearoveryearaveragechangeinfairvalueofoutstandingandunvestedequityawards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,139)	8,209	11,502
FairValueAsOfVestingDateOfEquityAwardsMember [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Yearoveryearaveragechangeinfairvalueofequityawardsgrantedinprioryearsthatvestedintheyear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,556)	1,198	(1,679)
AverageFairValueAtTheEndOfThePriorYearOfEquityAwardsThatFailedToMeetVestingConditionsInTheYearMember [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
AverageValueOfDividendsRelatedToEquityAwardsMember [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Totalaverageequityawardadjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	645	$ 27,139	$ 58,800
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,615,355